UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566
                                                    -------------

                           Phoenix Multi-Series Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman, Esq.         John R. Flores, Esq.
Counsel & Chief Legal Officer for  Vice President, Litigation/Employment Counsel
Registrant                         Phoenix Life Insurance Company
Phoenix Life Insurance Company     One American Row
One American Row                   Hartford, CT  06102
Hartford, CT  06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2005
                                            -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


Phoenix-Goodwin Multi-Sector Fixed Income Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

AGENCY MORTGAGE-BACKED SECURITIES--10.8%
Fannie Mae 4.50%, 2/24/20(k)                 AAA    $    1,500   $  1,497,657
Fannie Mae 5.50%, 4/1/34(k)                  AAA         2,250      2,290,781
Fannie Mae 5.50%, 6/1/34                     AAA         1,886      1,922,422
Fannie Mae 5.50%, 6/1/34                     AAA         2,390      2,435,995
Fannie Mae 6%, 8/1/34                        AAA         2,115      2,184,533
Fannie Mae 5.50%, 1/1/35(l)                  AAA         4,500      4,585,781
Freddie Mac 5.50%, 1/29/29                   AAA         1,500      1,529,063
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,283,460)                                      16,446,232
--------------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

FLORIDA--1.4%
University of Miami
  Exchangeable Revenue
  Taxable Series A 7.65%,
  4/1/20(j)                                  AAA         2,000      2,132,620

SOUTH DAKOTA--0.2%
South Dakota Educational
  Enhancement Funding Corp.
  Revenue Taxable Series A
  6.72%, 6/1/25                              BBB           323        311,641
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,324,108)                                        2,444,261
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.4%
Bombardier Capital Mortgage
  Securitization Corp. 99-A,
  A3 5.98%, 1/15/18                          BB          1,235      1,201,148
Litigation Settlement
  Monetized Fee Trust 02-5A,
  A 144A 6%, 10/25/32(b)                     Baa(c)        985        944,067
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,165,211)                                        2,145,215
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--40.6%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp.
  6.125%, 1/15/14                            BB+           550        563,750

AIRLINES--2.8%
American Airlines, Inc. 01-1,
  A1 6.977%, 5/23/21                         BBB-          981        902,709


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

AIRLINES (CONTINUED)
Continental Airlines, Inc.
  01-1 6.703%, 12/15/22                      A-     $      290   $    277,258
Continental Airlines, Inc.
  98-1A 6.648%, 3/15/19                      BBB+          304        293,080
Delta Air Lines, Inc. 02-1
  6.417%, 7/2/12(j)                          AAA         1,161      1,227,210
Delta Air Lines, Inc. 02-1
  6.718%, 1/2/23                             AAA         1,509      1,597,310
                                                                 ---------------
                                                                    4,297,567
                                                                 ---------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips-Van Heusen Corp.
  7.25%, 2/15/11                             BB-           500        525,000

AUTO PARTS & EQUIPMENT--0.8%
American Axle &
  Manufacturing, Inc. 5.25%,
  2/11/14(j)                                 BBB           500        475,659
Dura Operating Corp. Series D
  9%, 5/1/09                                 B-            500        485,000
Tenneco Automotive, Inc. 144A
  8.625%, 11/15/14(b)                        B-            250        261,250
                                                                 ---------------
                                                                    1,221,909
                                                                 ---------------

AUTOMOBILE MANUFACTURERS--0.5%
General Motors Corp. 7.125%,
  7/15/13(j)                                 BBB-          775        772,049

BROADCASTING & CABLE TV--1.4%
Echostar DBS Corp. 144A
  6.625%, 10/1/14(b)                         BB-         1,000      1,015,000
Insight Midwest LP/Insight
  Capital, Inc. 10.50%,
  11/1/10                                    B+            500        547,500
Young Broadcasting, Inc.
  8.75%, 1/15/14                             CCC+          500        500,000
                                                                 ---------------
                                                                    2,062,500
                                                                 ---------------

BUILDING PRODUCTS--0.6%
Ply Gem Industries, Inc. 144A
  9%, 2/15/12(b)                             B-            500        500,000
THL Buildco, Inc. 144A 8.50%,
  9/1/14(b)                                  CCC+          325        335,562
                                                                 ---------------
                                                                      835,562
                                                                 ---------------

CASINOS & GAMING--2.1%
Argosy Gaming Co. 7%, 1/15/14                B+          1,000      1,105,000

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

CASINOS & GAMING (CONTINUED)
Herbst Gaming, Inc. 8.125%,
  6/1/12                                     B-     $      500   $    532,500
Penn National Gaming, Inc.
  6.875%, 12/1/11                            B             490        497,350
River Rock Entertainment
  Authority 9.75%, 11/1/11                   B+            250        279,375
Scientific Games Corp. 144A
  6.25%, 12/15/12(b)                         B+            500        510,000
Seneca Gaming Corp. 7.25%,
  5/1/12                                     BB-           250        258,750
                                                                 ---------------
                                                                    3,182,975
                                                                 ---------------

COMMODITY CHEMICALS--0.7%
Equistar Chemicals
  LP/Equistar Funding Cor
  10.625%, 5/1/11                            B+            500        577,500
Lyondell Chemical Co. 9.50%,
  12/15/08                                   B+            500        542,500
                                                                 ---------------
                                                                    1,120,000
                                                                 ---------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp. 7.25%, 1/15/16                    BB-           500        495,000

CONSUMER FINANCE--1.4%
Capital One Bank 6.50%,
  6/13/13(j)                                 BBB-          500        550,226
Ford Motor Credit Co. 7.25%,
  10/25/11(j)                                BBB-        1,000      1,065,536
General Motors Acceptance
  Corp. 6.875%, 9/15/11                      BBB-          500        502,744
                                                                 ---------------
                                                                    2,118,506
                                                                 ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Electronic Data Systems Corp.
  Series B 6.50%, 8/1/13(j)                  BBB-          500        529,085

DIVERSIFIED CHEMICALS--0.7%
Huntsman International LLC
  144A 7.375%, 1/1/15(b)                     B             500        500,000
Huntsman LLC 144A 10.16%,
  7/15/11(b)(c)(d)                           B             500        570,000
                                                                 ---------------
                                                                    1,070,000
                                                                 ---------------

DIVERSIFIED COMMERCIAL SERVICES--1.9%
Adesa, Inc. 7.625%, 6/15/12                  B+            500        530,000
Concentra Operating Corp.
  9.125%, 6/1/12                             B-            500        557,500
Mobile Mini, Inc. 9.50%,
  7/1/13                                     BB-         1,500      1,725,900
                                                                 ---------------
                                                                    2,813,400
                                                                 ---------------


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper &
  Gold, Inc. 10.125%, 2/1/10                 B+     $      675   $    766,125

DRUG RETAIL--0.5%
NeighborCare, Inc. 6.875%,
  11/15/13                                   B+            750        794,062

ELECTRIC UTILITIES--1.9%
Midwest Generation LLC 8.75%,
  5/1/34(j)                                  B-          1,000      1,122,500
MSW Energy Holdings II
  LLC/MSW Energy Finance Co.
  II, Inc. Series B 7.375%,
  9/1/10                                     BB-           900        945,000
MSW Energy Holdings LLC/MSW
  Energy Finance Co., Inc.
  8.50%, 9/1/10                              BB-           250        273,750
Texas Genco LLC/Texas Genco
  Financing Corp. 144A
  6.875%, 12/15/14(b)                        B             500        520,000
                                                                 ---------------
                                                                    2,861,250
                                                                 ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 144A 7.75%,
  5/15/12(b)                                 B             500        503,750

FOOD RETAIL--0.2%
Couche-Tard U.S.
  LP/Couche-Tard Finance
  Corp. 7.50%, 12/15/13                      B             335        355,938

GAS UTILITIES--1.1%
AmeriGas Partners LP/AmeriGas
  Eagle Finance Corp. Series
  B 8.875%, 5/20/11                          BB-         1,000      1,085,000
Suburban Propane Partners
  LP/Suburban Energy Finance
  Corp. 6.875%, 12/15/13                     B             500        510,000
                                                                 ---------------
                                                                    1,595,000
                                                                 ---------------

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp.
  8.125%, 9/1/08                             BB+           770        854,700

HEALTH CARE EQUIPMENT--1.4%
Bio-Rad Laboratories, Inc.
  144A 6.125%, 12/15/14(b)                   BB-           750        764,063
Fisher Scientific
  International, Inc. 144A
  6.75%, 8/15/14(b)(j)                       BB+         1,100      1,166,000

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

HEALTH CARE EQUIPMENT (continued)
National Mentor, Inc. 144A
  9.625%, 12/1/12(b)                         B-     $      125   $    131,875
                                                                 ---------------
                                                                    2,061,938
                                                                 ---------------
HEALTH CARE FACILITIES--1.0%
Ardent Health Services LLC
  10%, 8/15/13                               B-            500        520,000
Community Health Systems 144A
  6.50%, 12/15/12(b)                         B             500        502,500
IASIS Healthcare LLC 8.75%,
  6/15/14                                    B-            500        541,250
Service Corporation
  International 6%, 12/15/05                 BB             24         24,480
                                                                 ---------------
                                                                    1,588,230
                                                                 ---------------

HOMEBUILDING--1.0%
K. Hovnanian Enterprises,
  Inc. 6.375%, 12/15/14                      BB          1,000      1,027,500
KB Home & Broad Home Corp.
  6.375%, 8/15/11                            BB+           500        532,297
                                                                 ---------------
                                                                    1,559,797
                                                                 ---------------

HOTELS, RESORTS & CRUISE LINES--1.2%
La Quinta Properties 7%,
  8/15/12                                    BB-           405        425,250
Royal Caribbean Cruises Ltd.
  6.875%, 12/1/13                            BB+         1,250      1,365,625
                                                                 ---------------
                                                                    1,790,875
                                                                 ---------------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Citizens Communications Co.
  9.25%, 5/15/11                             BB+           500        586,250
Qwest Corp. 144A 9.125%,
  3/15/12(b)                                 BB-         1,000      1,142,500
                                                                 ---------------
                                                                    1,728,750
                                                                 ---------------

INVESTMENT BANKING & BROKERAGE--0.4%
Morgan Stanley 4.75%,
  4/1/14(j)                                  A             600        591,726

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc.
  8.125%, 2/15/12(j)                         BBB-          750        823,125

MARINE--0.2%
Horizon Lines LLC 144A 9%,
  11/1/12(b)                                 CCC+          250        266,250

MULTI-UTILITIES & UNREGULATED POWER--0.6%
AES Corp. (The) 144A 8.75%,
  5/15/13(b)                                 B+            750        843,750



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services,
  Inc. 144A 6.125%, 12/1/14(b)               BB-    $      340   $    340,850
OIL & GAS EXPLORATION & PRODUCTION--2.4%
Chesapeake Energy Corp.
  8.125%, 4/1/11                             BB-           500        542,500
Chesapeake Energy Corp.
  7.50%, 6/15/14                             BB-           250        273,750
Chesapeake Energy Corp.
  6.875%, 1/15/16                            BB-           500        522,500
Denbury Resources, Inc.
  7.50%, 4/1/13                              B             600        645,000
Pemex Project Funding Master
  Trust 9.125%, 10/13/10                     BBB           500        597,500
Stone Energy Corp. 144A
  6.75%, 12/15/14(b)                         B+            500        491,250
Swift Energy Co. 7.625%,
  7/15/11                                    BB-           500        541,250
                                                                 ---------------
                                                                    3,613,750
                                                                 ---------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.3%
Citgo Petroluem Corp. 144A
  6%, 10/15/11(b)                            BB          1,000        997,500
Pacific Energy Partners LP/
  Pacific Energy Finance
  Corp. 7.125%, 6/15/14                      BB-         1,075      1,139,500
Premcor Refining Group, Inc.
  (The) 9.25%, 2/1/10                        BB-           750        843,750
Tesoro Petroleum Corp. 8%,
  4/15/08(j)                                 BBB-          500        540,000
                                                                 ---------------
                                                                    3,520,750
                                                                 ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
American Real Estate Partners
  LP/American Real Estate
  Finance Corp. 8.125%, 6/1/12               B+          1,000      1,067,500
Glencore Funding LLC 144A 6%,
  4/15/14(b)                                 BBB-        1,000        973,130
Universal City Florida
  Holding Co. 144A 8.375%,
  5/1/10(b)                                  B-            250        261,250
Vanguard Health Holdings Co.
  LLC 9%, 10/1/14                            CCC+          250        268,750
                                                                 ---------------
                                                                    2,570,630
                                                                 ---------------
PACKAGED FOODS & MEATS--1.5%
Del Monte Corp. 8.625%,
  12/15/12                                   B             500        558,125

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

PACKAGED FOODS & MEATS (CONTINUED)
Pilgrim's Pride Corp. 9.25%,
  11/15/13                                   B+     $    1,500   $  1,695,000
                                                                 ---------------
                                                                    2,253,125
                                                                 ---------------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp.
  8.25%, 10/1/12                             B             500        532,500
PAPER PRODUCTS--0.3%
Solo Cup Co. 8.50%, 2/15/14                  B-            500        514,375

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. 7.25%,
  11/15/13(j)                                BBB-        1,000      1,080,353

PUBLISHING & PRINTING--0.7%
Dex Media West LLC/Dex Media
  West Finance Co. Series B
  9.875%, 8/15/13                            B             977      1,112,559

REITS--1.0%
Centerpoint Properties Trust
  5.25%, 7/15/11                             BBB           500        509,616
Health Care REIT, Inc. 6%,
  11/15/13(j)                                BBB-        1,000      1,040,257
                                                                 ---------------
                                                                    1,549,873
                                                                 ---------------

SPECIALTY CHEMICALS--0.4%
Crompton Corp. 144A 9.875%,
  8/1/12(b)                                  B             500        562,500

SPECIALTY STORES--1.6%
Affinity Group, Inc. 9%,
  2/15/12                                    B-            500        537,500
Hollywood Entertainment Corp.
  9.625%, 3/15/11                            B-            375        408,750
Office Depot, Inc. 6.25%,
  8/15/13(j)                                 BBB-        1,000      1,074,808
Pep Boys Manny Moe Jack
  7.50%, 12/15/14                            B             350        355,250
                                                                 ---------------
                                                                    2,376,308
                                                                 ---------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America,
  Inc. 7.75%, 11/15/13                       B+            825        806,438

WIRELESS TELECOMMUNICATION SERVICES--0.2%
American Tower Corp. 144A
  7.125%, 10/15/12(b)                        CCC           250        252,500
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $58,889,554)                                      61,679,080
--------------------------------------------------------------------------------


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.9%

Argent Net Interest Margin
  Trust 04-WN9, A 144A 5.19%,
  10/25/34(b)                                BBB    $      295   $    295,312
Asset Backed Funding Corp.
  Net Interest Margin Trust
  04-HE1, N1 144A 4.45%,
  7/26/34(b)                                 A-            531        531,321
Asset Backed Funding Corp.
  Net Interest Margin Trust
  04-HE6, A1144A 5%,
  9/27/34(b)                                 BBB+          765        764,877
Bear Stearns Net Interest
  Margin 04-HE2N, A2 144A
  5.50%, 3/25/34(b)                          BB          1,000        909,063
Bear Stearns Structured
  Products, Inc. 04-15, A1
  P.O. 144A 0%, 11/27/34(b)                  Baa(c)        733        623,510
Countrywide Asset-Backed
  Certificates 04-5N, N1 144A
  5.50%, 10/25/35(b)                         BBB           534        532,666
Countrywide Partnership Trust
  Net Interest Margin 04-EC1N
  144A 5%, 9/25/35(b)                        BBB           707        706,440
Final Maturity Amortizing
  Notes 05-2, 1 4%, 2/25/10(k)               NR            750        747,539
Finance America Net Interest
  Margin Trust 04-1, A 144A
  5.25%, 6/27/34(b)                          BBB+          668        667,534
First Franklin Net Interest
  Margin Trust 04-FF7A, A
  144A 5%, 9/27/34(b)                        A-            255        255,347
First Franklin Net Interest
  Margin Trust 04-FF7A, B
  144A 6.75%, 9/27/34(b)                     BBB-          425        416,533
First Horizon Mortgage 5.04%,
  2/28/35(k)                                 BBB         1,100      1,115,469
Greenwich Capital Commercial
  Funding Corp. 04-Fl2A, 144A
  4.69%, 11/5/19(b)                          BBB-          750        736,904
Homestar Net Interest Margin
  Trust 04-3, A1 144A 5.50%,
  7/25/34(b)                                 BBB           425        423,409
Master Resecuritization Trust
  5%, 10/30/34                               BBB         1,000        990,560
Paine Webber Mortgage
  Acceptance Corp. 00-1, M
  7.75%, 9/25/30                             AA(c)         417        416,209
Structured Asset Securities
  Corp. 05-1 6A1 6%, 1/25/35                 AAA         1,500      1,540,313
Structured Asset Securities
  Corp. Net Interest Margin
  Trust 03-36, XS 144A 7.50%,
  11/25/33(b)                                A+            240        239,208
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,932,732)                                      11,912,214
--------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN GOVERNMENT SECURITIES--20.8%

AUSTRALIA--0.8%
Commonwealth of Australia
  Series 705 7.50%, 7/15/05                  AAA        1,499(e) $  1,172,544

BRAZIL--2.6%
Federative Republic of Brazil
  9.25%, 10/22/10                            BB-    $     425         473,237
Federative Republic of Brazil
  10.50%, 7/14/14                            BB-          750         875,625
Federative Republic of Brazil
  8.875%, 10/14/19                           BB-        1,000       1,035,000
Federative Republic of Brazil
  8.75%, 2/4/25(k)                           BB-        1,000         986,100
Federative Republic of Brazil
  11%, 8/17/40                               BB-          500         579,375
                                                                 ---------------
                                                                    3,949,337
                                                                 ---------------

COLOMBIA--0.7%
Republic of Colombia 10%,
  1/23/12                                    BB           500         565,500
Republic of Colombia 8.25%,
  12/22/14                                   BB           500         516,250
                                                                 ---------------
                                                                    1,081,750
                                                                 ---------------

ECUADOR--0.5%
Republic of Ecuador 144A 8%,
  8/15/30(b)(d)                              B-           250         233,750
Republic of Ecuador RegS 8%,
  8/15/30(d)(q)                              B-           500         465,125
                                                                 ---------------
                                                                      698,875
                                                                 ---------------

EL SALVADOR--0.2%
Republic of El Salvador 144A
  7.625%, 9/21/34(b)                         BB+          350         363,125

GUATEMALA--0.9%
Republic of Guatemala 144A
  8.125%, 10/6/34(b)                         BB-        1,350       1,417,500

INDONESIA--0.3%
Republic of Indonesia 144A
  6.75%, 3/10/14(b)                          B+           500         512,500

MEXICO--0.4%
United Mexican States 7.50%,
  1/14/12                                    BBB          500         572,500


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN GOVERNMENT SECURITIES (continued)

NEW ZEALAND--1.3%
Government of New Zealand
  Series 205 6.50%, 2/15/05                  AAA        1,500(g) $  1,066,723
Government of New Zealand
  Series 206 6.50%, 2/15/06                  AAA        1,195(g)      850,255
                                                                 ---------------
                                                                    1,916,978
                                                                 ---------------

PANAMA--0.6%
Republic of Panama 9.375%,
  1/16/23                                    BB     $     750         881,250

PERU--1.1%
Republic of Peru 8.375%,
  5/3/16                                     BB           500         545,000
Republic of Peru 8.75%,
  11/21/33(l)                                BB         1,000       1,075,000
                                                                 ---------------
                                                                    1,620,000
                                                                 ---------------

PHILIPPINES--2.0%
Republic of Philippines
  8.25%, 1/15/14                             BB-        2,000       1,992,500
Republic of Philippines
  9.50%, 2/2/30(k)                           BB-        1,000         996,250
                                                                 ---------------
                                                                    2,988,750
                                                                 ---------------

RUSSIA--2.6%
Russian Federation RegS 5%,
  3/31/30(d)(q)                              BBB-       3,750       3,942,000

SOUTH AFRICA--2.5%
Republic of South Africa
  5.25%, 5/16/13                             BBB          500(f)      700,003
Republic of South Africa
  Series R152 12%, 2/28/06                   A(c)       8,000(i)    1,408,391
Republic of South Africa
  Series R153 13%, 8/31/10                   A          7,850(i)    1,630,212
                                                                 ---------------
                                                                    3,738,606
                                                                 ---------------

TURKEY--2.5%
Republic of Turkey 11.50%,
  1/23/12                                    BB-          250         320,000
Republic of Turkey 7.25%,
  3/15/15                                    BB-          563         582,188
Republic of Turkey 7.375%,
  2/5/25                                     BB-        1,500       1,490,625
Republic of Turkey 144A
  11.875%, 1/15/30(b)                        BB-        1,000       1,435,000
                                                                 ---------------
                                                                    3,827,813
                                                                 ---------------

UNITED KINGDOM--0.9%
United Kingdom Gilt 4%, 3/7/09               AAA          770(h)    1,422,887

URUGUAY--0.6%
Republic of Uruguay 7.50%,
  3/15/15                                    B          1,000         980,000

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN GOVERNMENT SECURITIES (continued)

VENEZUELA--0.3%
Republic of Venezuela 9.25%,
  9/15/27                                    B      $     450    $    464,625
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $30,443,612)                                      31,551,040
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(o)--15.5%

CANADA--3.4%
Bombardier, Inc. 144A 6.30%,
  5/1/14(b)                                  BB           750         646,875
Cascades, Inc. 7.25%, 2/15/13                BB+          750         787,500
CHC Helicopter Corp. 7.375%,
  5/1/14                                     B            685         720,962
Norske Skog Canada Ltd.
  7.375%, 3/1/14                             BB-          750         761,250
Nova Chemicals Corp. 6.50%,
  1/15/12                                    BB+          200         209,750
Rogers Cable, Inc. 7.875%,
  5/1/12                                     BB+        1,000       1,097,500
Rogers Wireless, Inc. 8%,
  12/15/12                                   B+           300         322,500
Rogers Wireless, Inc. 6.375%,
  3/1/14                                     BB+          575         582,188
                                                                 ---------------
                                                                    5,128,525
                                                                 ---------------

CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A
  9.25%, 2/1/11(b)                           B            350         295,750

CHILE--0.6%
Petropower I Funding Trust
  144A 7.36%, 2/15/14(b)                     BBB        1,007         986,876

GERMANY--2.1%
Aries Vermoegensverwaltung
  GmbH 144A 7.75%, 10/25/09(b)               BBB-         750(f)    1,109,641
Aries Vermoegensverwaltung
  GmbH 144A 9.60%, 10/25/14(b)               BBB-         750         930,938
European Investment Bank 6%,
  7/15/05                                    AAA        1,550(e)    1,204,528
                                                                 ---------------
                                                                    3,245,107
                                                                 ---------------

IRELAND--1.1%
JSG Funding plc 9.625%,
  10/1/12                                    B-         1,500       1,665,000

KAZAKHSTAN--2.5%
Kazkommerts International BV
  144A 7.875%, 4/7/14(b)                     BB-        1,000         997,500
Kazkommerts International BV
  RegS 10.125%, 5/8/07(q)                    BB-          500         544,400
Tengizchevroil Finance Co.
  144A 6.124%, 11/15/14(b)(c)                Baa        1,250       1,267,187


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN CORPORATE BONDS (continued)

KAZAKHSTAN--(CONTINUED)
TuranAlem Finance BV 144A
  7.875%, 6/2/10(b)                          BB-    $   1,000    $  1,005,000
                                                                 ---------------
                                                                    3,814,087
                                                                 ---------------

LUXEMBOURG--0.7%
Lighthouse International Co.
  S.A. 144A 8%, 4/30/14(b)                   B            750(f)    1,009,431

MALAYSIA--0.5%
Malaysia International
  Shipping Corp. Capital Ltd.
  144A 6.125%, 7/1/14(b)                     BBB+         750         814,799

MEXICO--0.7%
America Movil SA de C.V
  5.50%, 3/1/14                              BBB        1,000       1,009,554

NORWAY--0.9%
Norske Skogindustrier ASA
  144A 6.125%, 10/15/15(b)                   BBB-       1,250       1,302,265

RUSSIA--0.3%
UBS Luxembourg SA (Vimpel
  Communications) 144A
  8.375%, 10/22/11(b)                        BB-          500         502,500

SWEDEN--1.0%
Stena AB 144A 7%, 12/1/16(b)                 BB-        1,500       1,458,750

UNITED STATES--1.5%
Crown European Holdings SA
  10.25%, 3/1/11                             B+         1,500(f)    2,243,723
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $22,250,498)                                      23,476,367
--------------------------------------------------------------------------------


                                                      SHARES
                                                     --------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(n)                   137,550           2,201

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(m)(n)(p)                           3,650           5,840
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              8,041
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%                                149,662,450
(IDENTIFIED COST $145,045,541)
--------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

SHORT-TERM INVESTMENTS--6.9%

COMMERCIAL PAPER--6.9%
UBS Finance Delaware LLC
  2.30%, 2/1/05                              A-1+   $   3,035    $  3,035,000
Archer Daniels Midland Co.
  2.50%, 2/8/05                              A-1        4,590       4,587,769
Wal-Mart Stores, Inc. 2.39%,
  2/8/05                                     A-1+       2,790       2,788,703
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,411,472)                                      10,411,472
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--105.5%
(IDENTIFIED COST $155,457,013)                                    160,073,922(a)

Other assets and liabilities, net--(5.5)%                          (8,281,875)
                                                                 ---------------
NET ASSETS--100.0%                                               $151,792,047
                                                                 ===============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,015,867 and gross depreciation of $1,451,178 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $155,509,233.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $37,747,058 or 24.9% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Australian Dollar.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Par value represents British Pound.
(i) Par value represents South African Rand.
(j) All or a portion segregated as collateral for delayed delivery transactions, when issued securities and forward currency contracts.
(k) When-issued security.
(l) This security has a delayed delivery settlement date.
(m) Restricted security. For acquisition information, please see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(n) Non-income producing.
(o) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(p) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2005, this security amounted to a value of $5,840 or 0% of net assets.
(q) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


                                            MOODY'S   PAR VALUE
                                            RATING      (000)         VALUE
                                          ---------  -----------  --------------

U.S. GOVERNMENT SECURITIES--0.1%

U.S. TREASURY NOTES--0.1%
U.S. Treasury Note 3.50%,
  12/15/09                                   Aaa       $   500   $    495,801
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $497,306)                                            495,801
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.7%

Fannie Mae 5.50%, '17-'35(f)                 Aaa        24,857     25,363,583
Fannie Mae 6%, '17-'34(f)                    Aaa        22,518     23,257,028
Fannie Mae 4.50%, 4/1/18                     Aaa         2,882      2,884,726
Fannie Mae 5%, 4/1/18                        Aaa         3,120      3,172,912
Fannie Mae 4.50%, 4/1/19                     Aaa         4,743      4,740,349
Fannie Mae 5%, 4/1/34                        Aaa         4,511      4,502,730
Freddie Mac 5%, 10/1/19                      Aaa         4,934      5,015,423
Freddie Mac 5.50%, 1/1/29(i)                 Aaa         5,000      5,095,313
Freddie Mac 6%, 8/1/34                       Aaa         5,719      5,908,663
Freddie Mac 5.50%, 10/1/34(i)                Aaa         4,984      5,078,577
Freddie Mac 5.50%, 1/1/35(i)                 Aaa         5,000      5,095,313
Freddie Mac 5.50%, 2/1/35(i)                 Aaa         5,000      5,090,625
GNMA 6.50%, '31-'32                          Aaa         1,752      1,846,322
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $96,635,577)                                      97,051,564
--------------------------------------------------------------------------------

MUNICIPAL BONDS--2.7%

CALIFORNIA--0.8%
Fresno County Pension
  Obligation Taxable 6.06%,
  8/15/09                                    Aaa         1,915      2,062,244
San Bernardino County
  Financing Authority Pension
  Obligation Revenue Taxable
  6.87%, 8/1/08                              Aaa           250        273,610
Sonoma County Pension
  Obligation Revenue Taxable
  Series A 2.43%, 12/1/06                    Aaa         2,615      2,564,007
Ventura County Pension
  Obligation Taxable 6.58%,
  11/1/06                                    Aaa         1,750      1,841,228
                                                                 ---------------
                                                                    6,741,089
                                                                 ---------------

CONNECTICUT--0.5%
Mashantucket Western Pequot
  Tribe Special Revenue
  Taxable Series A 6.91%,
  9/1/12                                     Aaa         4,000      4,477,600


                                            MOODY'S   PAR VALUE
                                            RATING      (000)         VALUE
                                          ---------  -----------  --------------

MUNICIPAL BONDS (continued)

FLORIDA--0.1%
Collier County Water-Sewer
  District Revenue Taxable
  Series A 2.625%, 7/1/07                    Aaa    $    1,325   $  1,301,707

MAINE--0.1%
Lewiston Pension Obligation
  Taxable 5%, 12/15/06                       Aaa           500        513,965

NEW JERSEY--0.1%
New Jersey Sports &
  Exposition Authority
  Revenue Taxable Series D
  144A 6.50%, 3/1/08(b)                      Aaa         1,000      1,073,180

NEW YORK--0.8%
New York State Dormitory
  Authority Revenue Taxable
  Series B 3.35%, 12/15/09                   AA(c)       2,500      2,398,750
Sales Tax Asset Receivable
  Revenue B 3.83%, 10/15/09                  Aaa         5,000      4,957,350
                                                                 ---------------
                                                                    7,356,100
                                                                 ---------------

PENNSYLVANIA--0.1%
Philadelphia Authority for
  Industrial Development
  Pension Funding Retirement
  Systems Revenue Taxable
  Series A 5.69%, 4/15/07                    Aaa         1,000      1,042,690

SOUTH DAKOTA--0.0%
South Dakota Educational
  Enhancement Funding Corp.
  Revenue Taxable Series A
  6.72%, 6/1/25                              Baa           164        157,744

TEXAS--0.1%
Texas Veterans General
  Obligation Taxable Series A
  7.625%, 12/1/06                            Aa            695        744,130

WASHINGTON--0.1%
Washington State Housing
  Trust Fund General
  Obligation Taxable Series T
  5%, 7/1/08                                 Aa          1,000      1,034,780
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $24,517,711)                                      24,442,985
--------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

ASSET-BACKED SECURITIES--4.0%
Associates Manufactured
  Housing Pass Through 96-1,
  A5 7.60%, 3/15/27                          Aaa    $    2,236   $  2,290,233
Bombardier Capital Mortgage
  Securitization Corp. 99-A,
  A3 5.98%, 1/15/18                          B           3,925      3,819,034
Carmax Auto Owner Trust 04-2,
  D 3.67%, 9/15/11                           Baa         2,250      2,226,445
Carssx Finance Ltd. 04-AA, B3
  144A 5.83%, 1/15/11(b)(d)                  BB(c)       2,949      2,965,322
Case New Holland Equipment
  Trust  03-A, A4B 2.57%,
  9/15/09                                    Aaa         3,000      2,928,631
Conseco Finance
  Securitizations Corp. 00-6,
  A4 6.77%, 9/1/32                           Ba            983      1,002,046
Daimler Chrysler Auto Trust
  2005-A B 3.88%, 7/8/11                     A           5,750      5,746,550
Drive Auto Receivables Trust
  04-1, A3 144A 3.50%,
  8/15/08(b)                                 Aaa         4,000      3,990,469
Drivetime Auto Owner Trust
  04-A, A3 144A 2.419%,
  8/15/08(b)(d)                              Aaa         2,000      1,966,250
Litigation Settlement
  Monetized Fee Trust 02-5A,
  A 144A 6%, 10/25/32(b)                     Baa         1,078      1,033,808
Long Beach Auto Receivables
  Trust 04-A, A2 2.841%,
  7/15/10(d)                                 Aaa         3,000      2,935,312
Long Grove Collateral Loan
  Obligation Ltd. 04-1A, C
  144A 4.781%, 5/25/16(b)(d)                 Baa         1,600      1,605,000
Long Grove Collateral Loan
  Obligation Ltd. 04-1A, D
  144A 9.131%, 5/25/16(b)(d)                 Ba            500        502,344
M&I Auto Loan Trust 03-1, B
  3.45%, 2/21/11(d)                          A-(c)       2,500      2,480,620
Nextcard Credit Card Master
  Note Trust 00-1A, B 144A
  3.203%, 12/15/06(b)(d)                     B             317        318,047
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $36,016,182)                                      35,810,111
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--37.5%

AEROSPACE & DEFENSE--0.2%
Northrop Grumman Corp. 144A
  4.079%, 11/16/06(b)(j)                     Baa         2,000      2,012,494

AGRICULTURAL PRODUCTS--0.1%
Corn Products International,
  Inc. 8.25%, 7/15/07                        Baa           500        548,801


                                            MOODY'S   PAR VALUE
                                            RATING      (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

AIRLINES--3.9%
American Airlines, Inc. 01-1,
  A1 6.977%, 5/23/21(j)                      Ba     $    4,892   $  4,501,697
Continental Airlines, Inc.
  01-1 6.703%, 12/15/22                      Baa         1,436      1,370,887
Continental Airlines, Inc.
  98-1A 6.648%, 3/15/19                      Baa         1,506      1,449,120
Delta Air Lines, Inc. 00-1,
  A-1 7 7.379%, 5/18/10                      Ba          4,265      4,100,427
Delta Air Lines, Inc. 02-1
  6.417%, 7/2/12                             Aaa         7,071      7,474,246
Delta Air Lines, Inc. 02-1
  6.718%, 1/2/23(j)                          Aaa         7,191      7,613,608
JetBlue Airways Corp. 04-1
  6.74%, 3/15/08(d)                          Ba          4,000      4,115,040
JetBlue Airways Corp. 04-2, C
  5.39%, 5/15/10(d)                          Ba          2,000      1,997,600
Northwest Airlines, Inc. 00-1
  8.072%, 4/1/21                             Aaa         2,245      2,519,131
                                                                 ---------------
                                                                   35,141,756
                                                                 ---------------

ALTERNATIVE CARRIERS--0.3%
Time Warner Telecom Holdings,
  Inc. 6.29%, 2/15/11(d)                     B           2,350      2,414,625

ALUMINUM--0.1%
Alcoa, Inc. 4.25%, 8/15/07                   A           1,000      1,011,931

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Jones Apparel Group 144A
  4.25%, 11/15/09(b)                         Baa         2,775      2,738,267

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Amvescap plc 144A 4.50%,
  12/15/09(b)                                A           2,750      2,740,103

AUTO PARTS & EQUIPMENT--1.1%
Dana Corp. 6.50%, 3/1/09                     Ba          3,000      3,153,021
Dura Operating Corp. Series D
  9%, 5/1/09                                 B           3,000      2,910,000
Lear Corp. Series B 7.96%,
  5/15/05                                    Baa         1,000      1,013,126
Meritor Automotive, Inc.
  6.80%, 2/15/09                             Ba          3,000      3,105,000
                                                                 ---------------
                                                                   10,181,147
                                                                 ---------------

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding
  Corp. 4.75%, 1/15/08(j)                    A           1,500      1,525,209

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

AUTOMOBILE MANUFACTURERS (CONTINUED)
DaimlerChrysler NA Holding
  Corp. 4.05%, 6/4/08(j)                     A      $    1,000   $    995,070
                                                                 ---------------
                                                                    2,520,279
                                                                 ---------------

BROADCASTING & CABLE TV--1.4%
Comcast Cable Communications,
  Inc. 6.20%, 11/15/08                       Baa         2,000      2,144,498
Cox Communications, Inc.
  3.875%, 10/1/08                            Baa         1,000        984,269
Cox Communications, Inc.
  6.75%, 3/15/11                             Baa         3,000      3,290,877
CSC Holdings, Inc. 7.25%,
  7/15/08                                    B           1,250      1,328,125
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc. 8.375%,
  3/15/13                                    Ba          1,000      1,131,250
Echostar DBS Corp. 5.81%,
  10/1/08(d)                                 Ba          2,500      2,593,750
Insight Midwest LP/Insight
  Capital, Inc. 10.50%,
  11/1/10                                    B             750        821,250
PanAmSat Corp. 6.375%, 1/15/08               B             480        500,400
                                                                 ---------------
                                                                   12,794,419
                                                                 ---------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07                  Baa         1,125      1,146,187

CASINOS & GAMING--1.0%
Argosy Gaming Co. 9%, 9/1/11                 Ba          1,500      1,668,750
GTECH Holdings Corp. 4.75%,
  10/15/10                                   Baa         1,500      1,507,921
Harrah's Operating Co., Inc.
  7.875%, 12/15/05                           Ba          1,000      1,037,500
Harrah's Operating Co., Inc.
  7.125%, 6/1/07                             Baa           500        533,181
Harrahs Operating Co., Inc.
  5.50%, 7/1/10                              Baa         1,500      1,547,663
Mirage Resorts, Inc. 6.75%,
  8/1/07                                     Ba          1,500      1,576,875
Mohegan Tribal Gaming
  Authority 6.375%, 7/15/09                  Ba          1,500      1,531,875
                                                                 ---------------
                                                                    9,403,765
                                                                 ---------------

COMMODITY CHEMICALS--0.7%
Equistar Chemicals
  LP/Equistar Funding Cor
  10.625%, 5/1/11                            B           1,200      1,386,000
Lyondell Chemical Co. 9.50%,
  12/15/08                                   B           3,000      3,255,000
Millennium America, Inc. 7%,
  11/15/06                                   B           1,500      1,567,500
                                                                 ---------------
                                                                    6,208,500
                                                                 ---------------


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%,
  11/15/10                                   Baa    $    2,000   $  2,317,598

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.1%
AGCO Corp. 9.50%, 5/1/08                     Ba          1,000      1,063,750

CONSUMER FINANCE--3.6%
Capital One Bank 4.25%,
  12/1/08                                    Baa         1,250      1,252,429
Capital One Financial Corp.
  8.75%, 2/1/07                              Baa         2,000      2,183,960
Ford Motor Credit Co. 5.70%,
  1/15/10                                    A           2,400      2,392,649
Ford Motor Credit Co. 7.25%,
  10/25/11(j)                                A           3,500      3,724,413
General Electric Capital
  Corp. 6.125%, 2/22/11                      Aaa         3,000      3,282,483
General Motors Acceptance
  Corp. 3.68%, 9/23/08(d)(j)                 Baa         2,000      1,932,948
General Motors Acceptance
  Corp. 5.625%, 5/15/09                      Baa         2,000      1,955,384
General Motors Acceptance
  Corp. 6.875%, 9/15/11                      Baa         2,950      2,962,293
Household Finance Corp.
  4.125%, 11/16/09                           A           2,000      1,986,708
MBNA Corp. 144A 4.625%,
  9/15/08(b)                                 Baa         2,300      2,336,006
SLM Corp. 4.469%, 2/1/10(d)                  A           8,000      7,933,680
Southern Capital Corp. 144A
  5.70%, 6/30/22(b)                          Aaa           358        371,019
                                                                 ---------------
                                                                   32,313,972
                                                                 ---------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Convergys Corp. 4.875%,
  12/15/09                                   Baa         3,000      2,974,914
First Data Corp. 5.625%,
  11/1/11                                    A           1,750      1,877,015
                                                                 ---------------
                                                                    4,851,929
                                                                 ---------------

DIVERSIFIED BANKS--0.5%
Bank of America Corp. 7.40%,
  1/15/11                                    Aa          3,000      3,475,353
Wells Fargo & Co. 3.125%,
  4/1/09                                     Aa          1,500      1,449,759
                                                                 ---------------
                                                                    4,925,112
                                                                 ---------------

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 144A 9.32%,
  7/15/11(b)(d)                              B           1,000     1 ,140,000

DIVERSIFIED COMMERCIAL SERVICES--0.2%
Harvard University 8.125%,
  4/15/07                                    Aaa         1,000      1,098,150
International Lease Finance
  Corp. 4.75%, 1/13/12                       A           1,120      1,124,488
                                                                 ---------------
                                                                    2,222,638
                                                                 ---------------

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper &
  Gold, Inc. 10.125%, 2/1/10                 B      $    1,000   $  1,135,000

ELECTRIC UTILITIES--2.0%
Commonwealth Edison Co.
  Series 102 4.74%, 8/15/10                  A           1,000      1,029,088
Consumers Energy Co. Series H
  4.80%, 2/17/09                             Baa         2,000      2,024,640
Entergy Gulf States, Inc.
  3.60%, 6/1/08                              Baa         3,500      3,436,268
MSW Energy Holdings II
  LLC/MSW Energy Finance Co.
  II, Inc. Series B 7.375%,
  9/1/10                                     Ba          1,500      1,575,000
MSW Energy Holdings LLC/MSW
  Energy Finance Co., Inc.
  8.50%, 9/1/10                              Ba          1,500      1,642,500
Pacific Gas & Electric Co.
  3.60%, 3/1/09                              Baa         2,000      1,961,572
PPL Capital Funding Trust I
  Series A 4.33%, 3/1/09                     Baa         4,250      4,195,218
Public Service Co. of
  Colorado Series 14 4.375%,
  10/1/08                                    A           1,800      1,820,489
Public Service Co. of New
  Mexico 4.40%, 9/15/08                      Baa           700        704,536
                                                                 ---------------
                                                                   18,389,311
                                                                 ---------------

ENVIRONMENTAL SERVICES--0.4%
Allied Waste North America,
  Inc. 6.50%, 11/15/10                       B           1,200      1,146,000
Allied Waste North America,
  Inc. 5.75%, 2/15/11                        B           1,000        917,500
Waste Management, Inc.
  7.125%, 10/1/07                            Baa         1,500      1,618,817
                                                                 ---------------
                                                                    3,682,317
                                                                 ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%,
  8/1/13                                     Ba          1,000      1,222,500

FOOD RETAIL--0.5%
Albertson's, Inc. 6.95%,
  8/1/09                                     Baa         1,000      1,105,106
Safeway, Inc. 4.125%, 11/1/08                Baa         2,000      1,989,230
Safeway, Inc. 6.50%, 11/15/08                Baa         1,000      1,078,636
                                                                 ---------------
                                                                    4,172,972
                                                                 ---------------

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp.
  8.125%, 9/1/08                             Ba            630        699,300


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

HEALTH CARE DISTRIBUTORS (CONTINUED)
Bergen Brunswig Corp. 7.25%,
  6/1/05                                     BB+(c)  $   1,500   $  1,526,250
                                                                 ---------------
                                                                    2,225,550
                                                                 ---------------

HEALTH CARE EQUIPMENT--0.9%
Bio-Rad Laboratories, Inc.
  144A 6.125%, 12/15/14(b)                   Ba          2,000      2,037,500
Fisher Scientific
  International, Inc. 144A
  6.75%, 8/15/14(b)                          Ba          1,800      1,908,000
Hillenbrand Industries, Inc.
  4.50%, 6/15/09                             A           4,000      4,031,356
                                                                 ---------------
                                                                    7,976,856
                                                                 ---------------

HEALTH CARE FACILITIES--1.2%
Community Health Systems 144A
  6.50%, 12/15/12(b)                         B           2,000      2,010,000
HCA, Inc. 5.25%, 11/6/08                     Ba          3,500      3,517,675
Manor Care, Inc. 8%, 3/1/08                  Baa         1,666      1,847,279
Service Corporation
  International 6%, 12/15/05                 Ba             24         24,480
Service Corporation
  International 7.20%, 6/1/06                Ba          2,900      3,016,000
                                                                 ---------------
                                                                   10,415,434
                                                                 ---------------

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.
  7.25%, 8/15/13                             Ba          1,000      1,130,246
Quest Diagnostics, Inc.
  6.75%, 7/12/06                             Baa           500        521,543
                                                                 ---------------
                                                                    1,651,789
                                                                 ---------------

HOMEBUILDING--1.0%
Horton (D.R.), Inc. 5%,
  1/15/09                                    Ba            500        509,348
Horton (D.R.), Inc. 4.875%,
  1/15/10                                    Ba          2,500      2,523,233
Horton (D.R.), Inc. 9.375%,
  3/15/11                                    Ba          1,500      1,661,133
KB Home & Broad Home Corp.
  6.375%, 8/15/11                            Ba          2,000      2,129,188
Ryland Group, Inc. (The) 8%,
  8/15/06                                    Baa         1,870      1,985,388
                                                                 ---------------
                                                                    8,808,290
                                                                 ---------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp. 3.75%, 11/15/07               A           1,500      1,492,821
Hilton Hotels Corp. 7.625%,
  5/15/08                                    Baa         3,000      3,297,726
                                                                 ---------------
                                                                    4,790,547
                                                                 ---------------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc. 4%,
  5/1/10                                     Baa         2,000      1,955,940

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

INTEGRATED OIL & GAS--0.2%
Conoco Funding Co. 5.45%,
  10/15/06                                   A      $    1,000   $  1,031,308
Texaco Capital, Inc. 5.50%,
  1/15/09                                    Aa          1,035      1,090,637
                                                                 ---------------
                                                                    2,121,945
                                                                 ---------------

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T Corp. 9.05%, 11/15/11                   Ba          2,200      2,563,000
Citizens Communications Co.
  9.25%, 5/15/11                             Ba          2,500      2,931,250
Qwest Corp. 5.625%, 11/15/08                 Ba          1,000      1,008,750
Qwest Corp. 144A 7.875%,
  9/1/11(b)                                  Ba          2,850      3,063,750
Sprint Capital Corp. 6.375%,
  5/1/09                                     Baa         4,000      4,319,200
Verizon Communications, Inc.
  7.51%, 4/1/09                              A           3,500      3,929,846
                                                                 ---------------
                                                                   17,815,796
                                                                 ---------------

INVESTMENT BANKING & BROKERAGE--1.5%
Credit Suisse First Boston
  USA, Inc. 3.875%, 1/15/09                  Aa          3,000      2,975,655
Goldman Sachs Group, Inc.
  4.125%, 1/15/08(j)                         Aa          2,500      2,521,747
Lehman Brothers Holdings,
  Inc. 4%, 1/22/08                           A           1,500      1,503,986
Lehman Brothers Holdings,
  Inc. 3.60%, 3/13/09                        A           2,750      2,698,231
Lehman Brothers Holdings,
  Inc. 4.375%, 11/30/10(j)                   A           1,500      1,503,264
Merrill Lynch & Co., Inc.
  4.125%, 9/10/09(j)                         Aa          2,500      2,494,313
                                                                 ---------------
                                                                   13,697,196
                                                                 ---------------

IT CONSULTING & OTHER SERVICES--0.2%
Unisys Corp. 6.875%, 3/15/10                 Ba          1,430      1,480,050

LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Fund
  144A 4.536%,
  2/10/10(b)(d)(i)                           A           5,750      5,750,000

MANAGED HEALTH CARE--0.4%
Cigna Corp. 7.40%, 5/15/07                   Baa         2,000      2,142,062
Coventry Health Care, Inc.
  8.125%, 2/15/12                            Ba          1,000      1,097,500
                                                                 ---------------
                                                                    3,239,562
                                                                 ---------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp. 6.875%, 12/15/12                  Ba          1,100      1,177,000


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 6.125%,
  4/15/06                                    Baa    $    1,000   $  1,030,284
Time Warner, Inc. 6.15%,
  5/1/07                                     Baa         2,000      2,097,862
                                                                 ---------------
                                                                    3,128,146
                                                                 ---------------

MULTI-LINE INSURANCE--0.2%
ASIF Global Financing XXIII
  144A 3.90%, 10/22/08(b)                    Aaa         2,000      1,989,222

OFFICE SERVICES & SUPPLIES--0.1%
Williams Scotsman, Inc. 10%,
  8/15/08                                    B             750        821,250

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%,
  10/15/10                                   Baa         1,225      1,292,690

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp.
  8.125%, 4/1/11                             Ba          2,500      2,712,500
Denbury Resources, Inc.
  7.50%, 4/1/13                              B           1,000      1,075,000
Forest Oil Corp. 8%, 12/15/11                Ba          1,875      2,135,156
Pemex Project Funding Master
  Trust 6.125%, 8/15/08                      Baa         1,000      1,050,500
Pemex Project Funding Master
  Trust 144A 3.79%,
  6/15/10(b)(d)                              Baa         1,500      1,547,250
Pemex Project Funding Master
  Trust RegS 6.625%, 4/4/10(l)               Baa           500(g)     728,462
                                                                 ---------------
                                                                    9,248,868
                                                                 ---------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.5%
Citgo Petroluem Corp. 144A
  6%, 10/15/11(b)                            Ba          3,500      3,491,250
Enterprise Products Operating
  144A 4%, 10/15/07(b)                       Baa         2,750      2,736,759
Premcor Refining Group, Inc.
  (The) 9.25%, 2/1/10                        Ba          2,000      2,250,000
Premcor Refining Group, Inc.
  (The) 6.125%, 5/1/11                       Ba          1,300      1,355,250
Tesoro Petroleum Corp. 8%,
  4/15/08                                    Ba            750        810,000
Valero Energy Corp. 6.125%,
  4/15/07                                    Baa         1,700      1,782,319
Valero Energy Corp. 3.50%,
  4/1/09                                     Baa           750        728,905
                                                                 ---------------
                                                                   13,154,483
                                                                 ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
MassMutual Global Funding II
  144A 3.50%, 3/15/10(b)                     Aa          1,750      1,682,177

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
New York Life Global Funding
  144A 3.875%, 1/15/09(b)                    Aa     $    2,000   $  1,985,004
Principal Life Global Funding
  I 144A 4.40%, 10/1/10(b)                   Aa          1,500      1,506,158
                                                                 ---------------
                                                                    5,173,339
                                                                 ---------------

PACKAGED FOODS & MEATS--0.1%
Campbell Soup Co. 5.50%,
  3/15/07                                    A             500        515,857

PAPER PACKAGING--0.5%
Jefferson Smurfit Corp.
  8.25%, 10/1/12                             B           1,450      1,544,250
Packaging Corporation of
  America 4.375%, 8/1/08                     Ba          3,000      3,004,353
                                                                 ---------------
                                                                    4,548,603
                                                                 ---------------

PAPER PRODUCTS--0.9%
Bowater, Inc. 5.49%,
  3/15/10(d)                                 Ba          4,850      4,959,125
Georgia-Pacific Corp. 7.375%,
  7/15/08                                    Ba          1,100      1,196,305
International Paper Co.
  4.25%, 1/15/09                             Baa         2,000      2,003,514
                                                                 ---------------
                                                                    8,158,944
                                                                 ---------------

PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. 3.625%,
  5/15/08                                    Baa         1,000        971,314

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (WR) Corp. 5.125%,
  9/30/10                                    Baa         2,000      2,020,694
Berkshire Hathaway Finance
  Corp. 4.20%, 12/15/10                      Aaa         3,000      2,984,520
                                                                 ---------------
                                                                    5,005,214
                                                                 ---------------

PUBLISHING & PRINTING--0.6%
Dex Media West LLC 144A
  5.875%, 11/15/11(b)                        B           2,750      2,701,875
Dex Media West LLC/Dex Media
  West Finance Co. Series B
  8.50%, 8/15/10                             B           2,400      2,616,000
                                                                 ---------------
                                                                    5,317,875
                                                                 ---------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Colonial Realty LP 4.80%,
  4/1/11                                     Baa         5,000      4,931,215

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%,
  8/1/06                                     A             400        412,865

REITS--0.4%
Heritage Property Investment
  Trust 144A 4.50%,
  10/15/09(b)                                Baa         2,750      2,709,633


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

DOMESTIC CORPORATE BONDS (continued)

REITS (CONTINUED)
Kimco Realty Corp. 4.82%,
  8/15/11                                    Baa    $    1,100   $  1,105,738
                                                                 ---------------
                                                                    3,815,371
                                                                 ---------------

RESTAURANTS--0.5%
Yum! Brands, Inc. 7.65%,
  5/15/08                                    Baa         2,000      2,218,826
Yum! Brands, Inc. 7.70%,
  7/1/12                                     Baa         2,000      2,374,552
                                                                 ---------------
                                                                    4,593,378
                                                                 ---------------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
  4.375%, 9/15/09                            A           1,000      1,011,001

SPECIALIZED FINANCE--0.4%
CIT Group, Inc. 4.75%,
  12/15/10                                   A           3,500      3,577,711

SPECIALTY CHEMICALS--0.2%
Lubrizol Corp. 4.625%, 10/1/09               Baa         1,750      1,753,896

SPECIALTY STORES--0.4%
AutoNation, Inc. 9%, 8/1/08                  Ba          3,000      3,390,000

THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Home Loans
  5.625%, 7/15/09                            A           4,000      4,223,492
Golden West Financial Corp.
  4.125%, 8/15/07                            A           1,000      1,011,372
                                                                 ---------------
                                                                    5,234,864
                                                                 ---------------

TOBACCO--0.2%
Altria Group, Inc. 5.625%,
  11/4/08                                    Baa         1,500      1,552,542

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America,
  Inc. 7.75%, 11/15/13                       B           1,000        977,500
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $336,168,214)                                    339,981,476
--------------------------------------------------------------------------------

                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.0%
ABSC Net Interest Margin
  Trust 04-HE9, A1 144A 5%,
  12/25/34(b)                                BBB-(c)     1,942      1,939,751
Ameriquest Finance Net
  Interest Margin Trust
  03-N9A, 144A 7.385%,
  10/25/33(b)                                BBB(c)        311        311,830

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Asset Backed Funding Corp.
  Net Interest Margin Trust
  04-HE1, N1 144A 4.45%,
  7/26/34(b)                                 A-(c)  $    2,565   $  2,564,997
Asset Backed Funding Corp.
  Net Interest Margin Trust
  04-HE6, A1144A 5%,
  9/27/34(b)                                 BBB+(c)     3,251      3,250,725
Bear Stearns Asset Backed
  Securities Net Interest
  Margin 03-HE1N, N2 144A
  6.50%, 10/25/05(b)                         BB(c)       1,890      1,811,742
Bear Stearns Asset Backed
  Securities Net Interest
  Margin 04-HE1N, A2 144A
  5.50%, 2/25/34(b)                          BB(c)       2,800      2,558,500
Bear Stearns Asset Backed
  Securities Net Interest
  Margin 04-HE3N, A2 5.50%,
  4/25/34                                    BB(c)       3,370      3,047,744
Bear Stearns Asset Backed
  Securities Net Interest
  Margin 04-HE5N, A3 5%,
  7/25/34                                    BB(c)       2,200      2,029,500
Bear Stearns Commercial
  Mortgage 04-ESA, C 144A
  4.937%, 5/14/16(b)                         Aa          5,000      5,079,687
Bear Stearns Net Interest
  Margin 04-HE2N, A2 144A
  5.50%, 3/25/34(b)                          BB(c)       1,850      1,681,766
Bear Stearns Structured
  Products Inc. 04-5, A P.O
  144A 0%, 2/25/34(b)                        Baa         3,652      3,335,465
Bear Stearns Structured
  Products, Inc. 03-2, A P.O
  144A 0%, 6/25/29(b)                        Baa           232        223,704
Bear Stearns Structured
  Products, Inc. 04-15, A1
  P.O. 144A 0%, 11/27/34(b)                  Baa         3,911      3,325,389
Bear Stearns Structured
  Products, Inc. 04-6,  P.O
  0%, 2/25/34                                Baa         4,426      4,104,038
Centex Home Equity 4.72%,
  10/25/31(d)                                Aaa         3,750      3,751,260
Chase Mortgage Finance Corp.
  04-S1, M 5.098%, 2/25/19(d)                AA(c)       2,364      2,358,429
Chase Mortgage Finance Corp.
  2004-S3 3A1 6%, 3/25/34                    Aaa         6,836      7,011,552
Citifinancial Mortgage
  Securities, Inc. 04-1, AF2
  2.645%, 4/25/34(d)                         Aaa         4,750      4,609,445
Commercial Mortgage
  Acceptance Corp. 99-C1, A2
  7.03%, 6/15/31                             Aaa           300        332,259
Countrywide Asset-Backed
  Certificates 04-5N, N1 144A
  5.50%, 10/25/35(b)                         BBB(c)      2,668      2,663,328
Countrywide Asset-Backed
  Certificates 144A 5%,
  4/25/36(b)                                 BBB(c)      3,773      3,774,543


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Countrywide Partnership Trust
  Net Interest Margin 04-EC1N
  144A 5%, 9/25/35(b)                        BBB(c) $    1,231   $  1,230,184
CS First Boston Mortgage
  Securities Corp.  04-1, 1A1
  5.75%, 2/25/34(j)                          Aaa         5,688      5,739,913
CS First Boston Mortgage
  Securities Corp. 01-CK1, A2
  6.25%, 12/16/35                            Aaa           475        503,799
CS First Boston Mortgage
  Securities Corp. 97-C2, B
  6.72%, 1/17/35                             Aaa         3,500      3,756,458
Deutsche Mortgage Securities,
  Inc. 04-1, 3A3 3.69%,
  12/25/33                                   Aaa         2,500      2,484,539
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                Aaa           145        155,520
Final Maturity Amortizing
  Notes 05-2, 1 4%, 2/25/10(i)               NR          4,400      4,385,562
First Franklin Net Interest
  Margin Trust 04-FF7A, A
  144A 5%, 9/27/34(b)                        A-(c)       2,477      2,482,543
First Franklin Net Interest
  Margin Trust 04-FF7A, B
  144A 6.75%, 9/27/34(b)                     BBB-(c)     1,913      1,874,400
First Horizon Mortgage 5.04%,
  2/28/35(i)                                 Baa         6,100      6,185,781
First Plus Home Loan Trust
  97-3, M2 7.52%, 11/10/23                   A(c)          150        149,894
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3
  6.566%, 4/15/29                            Aaa         2,670      2,829,976
GMAC Mortgage Corp. Loan
  Trust 02-J6, A17 6.25%,
  10/25/32                                   Aaa         2,370      2,368,857
GMAC Mortgage Corp. Loan
  Trust 03-GH2, A2 3.69%,
  7/25/20                                    Aaa         3,000      3,001,533
Greenwich Capital Commercial
  Funding Corp. 04-Fl2A, 144A
  4.50%, 11/5/19(b)(d)                       Baa         2,750      2,701,982
GS Mortgage Securities Corp.
  II 99-C1, A2 6.11%,
  11/18/30(d)                                Aaa           258        273,239
GSAMP Trust Net Interest
  Margin 04-1, N1 144A 5.50%,
  9/25/34(b)                                 BBB(c)      2,953      2,951,952
Home Equity Asset Trust
  02-5N, A 144A 8%, 6/27/33(b)               BBB(c)        203        202,617
Home Equity Asset Trust
  03-6N, A 144A 6.50%,
  3/27/34(b)                                 A-(c)         347        347,640
Home Equity Asset Trust
  03-8N, A 144A 5%, 5/27/34(b)               A-(c)       1,233      1,231,038
Homestar Net Interest Margin
  Trust 04-3, A1 144A 5.50%,
  7/25/34(b)                                 BBB(c)      2,834      2,822,729

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
J. E. Robert Co., Inc. 02-1A,
  I 144A 5.34%, 10/10/32(b)                  AAA(c) $      331   $    330,675
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33                 AAA(c)        500        549,459
Master Asset Securitization
  Trust 04-3, N 5%, 3/28/34                  Ba          3,383      3,295,201
Master Asset Securitization
  Trust Alternative Loans
  Trust 02-3, M2 5.727%,
  12/25/32(d)                                A           3,500      3,447,637
Master Resecuritization Trust
  4.75%, 7/28/33                             Baa         1,826      1,817,410
Master Resecuritization Trust
  5%, 10/30/34                               Baa         6,000      5,943,360
Master Resecuritization Trust
  04-2 5.25%, 3/28/34                        Baa         4,645      4,529,198
Master Resecuritization Trust
  144A 5%, 3/28/32(b)                        Baa           621        618,184
Merrill Lynch Mortgage
  Investors, Inc. 96-C1, C
  7.42%, 4/25/28                             AAA(c)      2,000      2,057,144
Option One Mortgage
  Securities Corp. Net
  Interest Margin Trust 03-5
  144A 6.90%, 7/26/33(b)                     BBB+(c)       575        578,494
Park Place Securities Net
  Interest Margin Trust
  04-MCW1, B 144A 7.385%,
  9/25/34(b)                                 BBB(c)      1,750      1,749,453
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                  Aaa           250        284,485
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI3
  3.08%, 12/25/28                            Aaa           750        743,646
Residential Asset Mortgage
  Products, Inc. 03-RS7, AI3
  3.68%, 9/25/27                             Aaa         4,000      3,997,321
Residential Asset Mortgage
  Products, Inc. 03-RZ1, AI3
  3.49%, 8/25/29                             Aaa         1,133      1,131,308
Residential Funding Mortgage
  4.90%, 3/25/35(i)                          Aaa         2,600      2,626,406
Sail Net Interest Margin
  Notes 04-2A, A 144A 5.50%,
  3/27/34(b)                                 BBB(c)        862        866,654
Sharp SP I LLC Net Interest
  Margin Trust 04-FM1N, N
  144A 6.16%, 9/25/33(b)                     BBB-(c)       664        665,082
Sharp SP I LLC Net Interest
  Margin Trust 04-OP1N, NA
  144A 5.19%, 4/25/34(b)                     BBB(c)      1,569      1,587,226
Starwood Commercial Mortgage
  Trust 99-C1A, A1 144A
  6.60%, 2/3/14(b)(d)                        Aaa         1,215      1,280,480


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities
  Corp. 05-1 6A1 6%, 1/25/35                 AAA(c) $    7,500   $  7,701,562
Structured Asset Securities
  Corp. Net Interest Margin
  Trust 03-28XS 144A 7.50%,
  9/28/33(b)                                 A             563        557,954
Structured Asset Securities
  Corp. Net Interest Margin
  Trust 03-36, XS 144A 7.50%,
  11/25/33(b)                                A             720        717,624
Washington Mutual 00-1, M3
  4.168%, 1/25/40(d)                         A           1,661      1,670,366
Washington Mutual 04-AR7, A6
  3.959%, 7/25/34(d)                         Aaa         5,000      4,952,759
Wells Fargo Mortgage Backed
  Securities 04-E, 2A3
  3.989%, 1/25/35(d)                         Aa          6,144      6,102,491
Wells Fargo Mortgage Backed
  Securities Trust 2004-BB
  4.586%, 1/25/35(d)                         Aaa         4,957      4,977,965
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $172,884,854)                                    172,225,354
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--15.8%

AUSTRALIA--0.9%
Commonwealth of Australia
  Series 705 7.50%, 7/15/05                  Aaa         9,966(k)   7,795,238

AUSTRIA--0.1%
Republic of Austria Series 97
  3 5.75%, 4/11/07                           Aaa           450(g)     625,678

BRAZIL--2.9%
Federative Republic of Brazil
  8.299%, 6/29/09(d)                         B           1,425      1,711,781
Federative Republic of Brazil
  9.25%, 10/22/10                            B           1,000      1,113,500
Federative Republic of Brazil
  8%, 4/15/14                                B          15,375     15,744,955
Federative Republic of Brazil
  DCB-L 3.125%, 4/15/12(d)                   B           7,941      7,598,774
                                                                 ---------------
                                                                   26,169,010
                                                                 ---------------

BULGARIA--0.2%
Republic of Bulgaria RegS
  8.25%, 1/15/15(l)                          Ba          1,225      1,555,750

CHILE--0.6%
Republic of Chile 5.625%,
  7/23/07                                    Baa         1,250      1,300,250

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN GOVERNMENT SECURITIES (continued)

CHILE (CONTINUED)
Republic of Chile 2.519%,
  1/28/08(d)                                 Baa   $    4,000    $  4,032,000
                                                                 ---------------
                                                                    5,332,250
                                                                 ---------------

COLOMBIA--1.0%
Republic of Colombia 11.375%,
  1/31/08                                    Ba         2,150(g)    3,322,853
Republic of Colombia 8.625%,
  4/1/08                                     Ba         1,500       1,635,000
Republic of Colombia 9.75%,
  4/23/09                                    Ba         3,500       3,969,000
                                                                 ------------
                                                                    8,926,853
                                                                 ------------

COSTA RICA--0.5%
Republic of Costa Rica 144A
  9%, 3/1/11(b)                              BB(c)      4,000       4,400,000

INDONESIA--0.1%
Republic of Indonesia 7.75%,
  8/1/06                                     B            800         843,000

NEW ZEALAND--0.8%
Government of New Zealand
  Series 206 6.50%, 2/15/06                  Aaa       10,790(h)    7,675,689

PANAMA--0.3%
Republic of Panama 8.25%,
  4/22/08                                    Ba         2,500       2,762,500

PERU--0.4%
Republic of Peru 8.375%,
  5/3/16                                     Ba           500         545,000
Republic of Peru 9.125%,
  1/15/08                                    Ba         3,000       3,390,000
                                                                 ---------------
                                                                    3,935,000
                                                                 ---------------

PHILIPPINES--0.9%
Republic of Philippines
  8.375%, 3/12/09                            Ba         2,000       2,135,000
Republic of Philippines
  8.375%, 2/15/11                            Ba         5,225       5,388,281
Republic of Philippines
  8.875%, 3/17/15                            Ba           850         866,150
                                                                 ---------------
                                                                    8,389,431
                                                                 ---------------

RUSSIA--2.6%
Ministry Finance of Russia
  Series VI 3%, 5/14/06                      Ba         4,500       4,415,625
Russian Federation 144A
  8.25%, 3/31/10(b)                          Baa        4,000       4,422,400
Russian Federation RegS 10%,
  6/26/07(l)                                 Baa        3,750       4,223,250
Russian Federation RegS
  8.25%, 3/31/10(d)(l)                       Baa        9,750      10,729,875
                                                                 ---------------
                                                                   23,791,150
                                                                 ---------------

SOUTH AFRICA--1.2%
Republic of South Africa
  5.25%, 5/16/13                             Baa          500(g)      698,373
Republic of South Africa
  Series R152 12%, 2/28/06                   A         42,633(n)    7,501,986


                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN GOVERNMENT SECURITIES (continued)

SOUTH AFRICA (CONTINUED)
Republic of South Africa
  Series R153 13%, 8/31/10                   A         13,460(n) $  2,794,113
                                                                 ---------------
                                                                   10,994,472
                                                                 ---------------

TURKEY--1.1%
Republic of Turkey 10.50%,
  1/13/08                                    B      $   3,600       4,122,000
Republic of Turkey 12.375%,
  6/15/09                                    B          2,000       2,498,600
Republic of Turkey 11.75%,
  6/15/10                                    B          1,000       1,250,000
Republic of Turkey RegS 10%,
  9/19/07(l)                                 B          2,000       2,242,600
                                                                 ---------------
                                                                   10,113,200
                                                                 ---------------

UKRAINE--0.6%
Republic of Ukraine 144A
  5.33%, 8/5/09(b)(d)                        B          3,000       3,232,500
Republic of Ukraine RegS 11%,
  3/15/07(l)                                 B          2,333       2,505,605
                                                                 ---------------
                                                                    5,738,105
                                                                 ---------------

UNITED KINGDOM--0.4%
United Kingdom Gilt 4%, 3/7/09               Aaa        2,060(m)    3,804,840

VENEZUELA--1.2%
Republic of Venezuela 5.375%,
  8/7/10                                     B         11,550      10,687,076
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $140,339,179)                                    143,539,242
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--7.2%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A
  4.375%, 11/15/10(b)                        A          1,800       1,788,005

BERMUDA--0.2%
Intelsat Bermuda Ltd. 144A
  7.794%, 1/15/12(b)(d)                      B          2,000       2,070,000

BRAZIL--0.3%
Petrobras International
  Finance Co. 9.125%, 7/2/13                 Ba         1,900       2,132,750

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05                Ba           500         511,250
Nova Chemicals Corp. 6.50%,
  1/15/12                                    Ba           700         734,125
Rogers Wireless, Inc. 8%,
  12/15/12                                   B            700         752,500
Thomson Corp. (The) 4.25%,
  8/15/09                                    A          1,000         998,109
                                                                 ---------------
                                                                    2,995,984
                                                                 ---------------

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN CORPORATE BONDS (continued)

GERMANY--1.2%
Aries Vermoegensverwaltung
  GmbH 144A 7.75%, 10/25/09(b)               Ba     $   3,000(g) $  4,438,564
Aries Vermogensverwaltung
  GmbH 144A 5.426%,
  10/25/07(b)(d)                             Ba         1,000(g)    1,375,238
Deutsche Telekom
  International Finance BV
  8.50%, 6/15/10                             Baa        1,000       1,186,862
European Investment Bank 6%,
  7/15/05                                    Aaa        4,215(k)    3,275,252
                                                                 ---------------
                                                                   10,275,916
                                                                 ---------------

HONG KONG--0.2%
Hutchison Whampoa
  International Ltd. 144A
  5.45%, 11/24/10(b)                         A          2,000       2,077,798

IRELAND--0.2%
Elan Finance plc/ Elan
  Financial Capital Corp.
  144A 6.51%, 11/15/11(b)(d)                 B            500         523,750
Smurfit Capital Funding plc
  6.75%, 11/20/05                            B          1,500       1,537,500
                                                                 ---------------
                                                                    2,061,250
                                                                 ---------------

ITALY--0.2%
Telecom Italia Capital S.A
  4%, 11/15/08                               Baa        2,000       1,984,246

KAZAKHSTAN--0.9%
Kazkommerts International BV
  144A 7.875%, 4/7/14(b)                     Baa        1,000         997,500
Kazkommerts International BV
  144A 10.125%, 5/8/07(b)                    Baa        2,750       2,987,188
Kazkommerts International BV
  RegS 10.125%, 5/8/07(l)                    Baa        2,250       2,438,550
TuranAlem Finance BV 144A
  7.875%, 6/2/10(b)                          Baa        1,500       1,500,000
                                                                 ---------------
                                                                    7,923,238
                                                                 ---------------

LUXEMBOURG--0.4%
Lighthouse International Co.
  S.A. 144A 8%, 4/30/14(b)                   B          2,500(g)    3,364,771

MALAYSIA--0.3%
Malaysia International
  Shipping Corp. Capital Ltd.
  144A 5%, 7/1/09(b)                         Aaa        2,800       2,873,926

MEXICO--0.5%
America Movil S.A. de CV
  2.735%, 4/27/07(d)                         A          3,000       3,007,500
America Movil S.A. de CV
  4.125%, 3/1/09                             A          1,250       1,232,675



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

FOREIGN CORPORATE BONDS (continued)

MEXICO (CONTINUED)
Grupo Televisa SA 8.625%,
  8/8/05                                     Baa    $     500    $    513,750
                                                                 ---------------
                                                                    4,753,925
                                                                 ---------------

PHILIPPINES--0.1%
Philippine Long Distance
  Telephone Co. 7.85%, 3/6/07                Ba         1,000       1,047,500

QATAR--0.4%
Ras Laffan Liquefied Natural
  Gas Co., Ltd. 144A 3.437%,
  9/15/09(b)                                 Baa        3,664       3,597,938

SOUTH KOREA--0.8%
Chohung Bank 144A 4.50%,
  11/3/14(b)(d)                              Baa          565         557,649
Export-Import Bank of  Korea
  4.50%, 8/12/09                             A          1,355       1,360,710
Korea Development Bank 4.25%,
  11/13/07                                   A          1,000       1,004,891
Korea Development Bank
  3.875%, 3/2/09                             A          3,000       2,950,899
Korea Electric Power
  Corp.144A 4.25%, 9/12/07(b)                A          1,500       1,508,409
                                                                 ---------------
                                                                    7,382,558
                                                                 ---------------

UNITED KINGDOM--0.7%
British Telecommunications
  plc 8.375%, 12/15/10                       Baa        3,000       3,587,166
Vedanta Resources plc 144A
  6.625%, 2/22/10(b)                         Ba         2,550       2,557,336
                                                                 ---------------
                                                                    6,144,502
                                                                 ---------------

UNITED STATES--0.2%
Tyco International Group SA
  6.375%, 2/15/06                            Baa        1,750       1,800,937

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%,
  5/21/13                                    A          1,000       1,023,333
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $64,128,317)                                      65,298,577
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
SCI Systems, Inc. Cv. 3%,
  3/15/07                                    B          2,000       1,910,000
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,947,194)                                        1,910,000
--------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                           MOODY'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

CREDIT LINKED NOTES--0.3%

OTHER FOREIGN GOVERNMENT--0.3%
Deutsche Bank AG London
  Federative Republic of
  Brazil 8.921%, 8/20/05(d)                  NR     $    3,000   $  3,090,000
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $3,000,000)                                        3,090,000
--------------------------------------------------------------------------------

LOAN AGREEMENTS--0.9%

BROADCASTING & CABLE TV--0.9%
Mediacom LLC Loan 4.88%,
  3/31/13(d)(f)                              BB-(c)      4,750      4,776,719
PanAmSat Corp. Tranch Loan B
  5.16%, 8/20/11(d)                          B           2,977      3,007,183
                                                                 ---------------
                                                                    7,783,902
                                                                 ---------------

PERSONAL PRODUCTS--0.0%
DLI Acquisition Corp. 4.97%,
  1/27/11(d)                                 B             500        505,938
--------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $8,282,158)                                        8,289,840
--------------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.2%
Lehman Brothers Targeted
  Return Index Securities
  Trust Series 5-2002 144A
  5.94%, 1/25/07(b)(d)                       A           1,338      1,384,830
--------------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,338,366)                                        1,384,830
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $885,755,058)                                    893,519,780
--------------------------------------------------------------------------------


                                          STANDARD
                                          & POOR'S    PAR VALUE
                                           RATING       (000)         VALUE
                                          ---------  -----------  --------------

SHORT-TERM INVESTMENTS--2.7%

COMMERCIAL PAPER--2.7%
Cargill, Inc. 2.55%, 2/1/05                  A-1    $    7,230   $  7,230,000
Gannett Co. 2.40%, 2/3/05                    A-1         7,155      7,154,046
Ranger Funding Co. LLC 2.36%,
  2/8/05                                     A-1+        9,235      9,230,762
Wal-Mart Stores, Inc. 2.39%,
  2/8/05                                     A-1+        1,065      1,064,505
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,679,313)                                      24,679,313
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $910,434,371)                                    918,199,093(a)

Other assets and liabilities, net--(1.3)%                         (11,849,444)
                                                                 ---------------
NET ASSETS--100.0%                                               $906,349,649
                                                                 ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,742,183 and gross depreciation of $4,829,411 for federal income tax purposes. At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $911,286,321.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to a value of $162,887,027 or 18.0% of net assets.
(c) As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 1G "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(f) This security has a delayed delivery settlement date.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) When-issued security.
(j) All or a portion segregated as collateral for delayed delivery transactions, when-issued securities or swap agreements.
(k) Par value represents Australian Dollar.
(l) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(m) Par value represents British Pound.
(n) Par value represents South African Rand.

PHOENIX MULTI-TRUST FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Certain securities held by the Funds were valued on the basis of a price provided by a principal market marker. The prices provided by the principal market markers may differ from the value that would be realized if the securities were sold. At January 31, 2005, the total value of these securities represented approximately 8.0% and 5.6% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FORWARD CURRENCY CONTRACTS
   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.
A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

At January 31, 2005, the Trust entered into Forward Currency Contracts as follows:

                                                                                    Net
                                    In                                              Unrealized
                  Contract to       Exchange           Settlement                   Appreciation
                  Receive           For                   Date          Value       (Depreciation)
                  ---------         ---                ----------     ----------    --------------
Multi-Sector
Fixed Income    BRC 4,191,000       USD $1,500,000      3/22/05       $1,575,910    $75,910
                EUR 2,932,551       USD $4,000,000      4/04/05        3,825,831    (174,169)
                JPY 414,484,000     USD $4,000,000      4/12/05        4,020,616    20,616
                JPY 258,862,500     USD $2,500,000      3/22/05        2,506,924    6,924
                                                                                    ---------
                                                                                    (70,719)

PHOENIX MULTI-TRUST FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

                                                                                    Net
                                    In                                              Unrealized
                  Contract to       Exchange           Settlement                   Appreciation
                  Receive           For                   Date          Value       (Depreciation)
                  ---------         ---                ----------     ----------    --------------
Multi-Sector
Short Term      JPY 1,865,178,000   USD $18,000,000     4/12/05       $18,092,774   $92,774

USD               United States Dollar
BRC               Brazilian Real
EUR               Euro
JPY               Japanese Yen

E. Swap Agreements:
   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At January 31, 2005, the Trust held the following swaps:

Multi-Sector Short Term Bond Fund
                                                                                      Unrealized
                                                                                     Appreciation
Notional Amount                                                                     (Depreciation)
---------------                                                                     --------------
Credit Default Swaps
$(3,000,000)        Agreement with Deutsche Bank dated October 28, 2003,
                    terminating on August 20,2005, to pay 3.60% per year times the notional amount.TheFund receives only upon a default
                    event of Deutsche Bank AG London CLN Federative Republic of
                    Brazil the notional amount times the difference between the par value and the market value of Deutsche Bank CLN
                    Federative Republic of Brazil 8.19%, bond due August 20,
                    2005.
                                                                                    $(47,430)

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date. Each Fund maintains collateral for the securities purchased.

G. FOREIGN SECURITY COUNTRY DETERMINATION
   A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. Loan Agreements:
   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

PHOENIX MULTI-TRUST FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

I. Debt index securities
   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.
   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive it's pro rata interest of the defaulted security or equivalent cash amount.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At January 31, 2005, the Trust held the following restricted securities:
                                                         Market       % of
                           Acquisition    Acquisition    Value        Net Assets
                           Date           Cost           1/31/05      at 1/31/05
                  --------------------- -------------- ----------- -------------
Multi-Sector Fixed
Income Fund
   Northampton Pulp LLC    12/30/99       $348,720       $5,840       0.0%

At the end of the period, the value of restricted securities amounted to $5,840 or 0.0% of net assets.

The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Phoenix Multi-Series Trust
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     March 24, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.